PENSION AND OTHER POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2020
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
PENSION AND OTHER POST-EMPLOYMENT BENEFITS

30.  PENSION AND OTHER POST-EMPLOYMENT BENEFITS

The details of pension and other post-employment benefit liabilities are as follows:

	Notes	2019	2020
Pension benefit and other post-employment benefit obligations
Pension benefit
The Company - funded	30a.i.a
Defined pension benefit obligation	30a.i.a.i	2,338	5,557
The Company - unfunded	30a.i.b	1,479	962
Telkomsel	30a.ii	2,209	3,852
Others		0	1
Projected pension benefit obligations		6,026	10,372
Net periodic post-employment health care benefit	30b	996	1,407
Other post-employment benefit	30c	366	367
Long service employee benefit	30d	—	53
Obligation under the Labor Law	30e	690	777
Total		8,078	12,976

The details of net pension benefit expense recognized in the consolidated statements of profit or loss and other comprehensive income is as follows:

	Notes	2018	2019	2020
Pension benefit cost
The Company - funded	30a.i.a
Defined pension benefit obligation	30a.i.a.i	511	362	545
Additional pension benefit obligation	30a.i.a.ii	69	1	0
The Company - unfunded	30a.i.b	198	163	117
Telkomsel	30a.ii	342	314	142
Others		0	0	0
Total periodic pension benefit cost	26	1,120	840	804
Net periodic post-employment health care benefit cost	26,30b	335	167	253
Other post-employment benefit cost	26,30c	32	33	81
Long service employee benefit cost	26,30d	—	—	53
Obligation under the Labor Law	26,30e	113	136	258
Total		1,600	1,176	1,449

The amounts recognized in OCI are as follows:

	Notes	2018	2019	2020
Defined benefit plan actuarial gain (losses)
The Company - funded	30a.i.a
Defined pension benefit obligation	30a.i.a.i	1,236	(1,116)	(2,942)
Additional pension benefit obligation	30a.i.a.ii	934	7	0
The Company - unfunded	30a.i.b	137	(94)	89
Telkomsel	30a.ii	514	(561)	(1,554)
Others		0	0	0
Post-employment health care benefit cost	30b	2,559	(634)	(158)
Other post-employment benefit	30c	24	(15)	(15)
Obligation under the Labor Law	30e	14	(107)	125
Sub-total		5,418	(2,520)	(4,455)
Deferred tax effect at the applicable tax rates	29h	(598)	411	859
Defined benefit plan acturial gain (losses) - net of tax		4,820	(2,109)	(3,596)

a.    Pension benefit cost

i.    The Company

a.    Funded pension plan

i.     Defined pension benefit obligation

The Company sponsors a defined benefit pension plan for employees with permanent status prior to July 1, 2002. The plan is governed by the pension laws in Indonesia and managed by Telkom Pension Fund (“Dana Pensiun Telkom” or “Dapen”). Pension Fund Management in accordance with the Pension Fund and Investment Directives Regulations determined by the Founder is carried out by the Board of Management. The Board of Management is monitored by the Oversight Board consisting of representatives of the Company and participants.

The pension benefits are paid based on the participating employees’ latest basic salary at retirement and the number of years of their service. The participating employees contribute 18% (before March 2003: 8.4%) of their basic salaries to the pension fund. The Company made contributions to the pension fund amounted to Rp233 billion and Rp205 billion, for the years ended December 31, 2019 and 2020, respectively.

Risks exposed to defined benefit programs are risks such as asset volatility and changes in bond yields. The project liabilities are calculated using a discount rate that refers to the level of government bond yields, if the return on program assets is lower, it will result in a program deficit. A decrease in the yield of government bonds will increase the program liabilities, although this will be offset in part by an increase in the value of the program bonds held. The Company ensures that the investment position is set within the framework of asset-liability matching ("ALM") that has been formed to achieve long-term results that are in line with the liabilities in the defined benefit pension plan. Within the ALM framework, the Company's objective is to adjust its pension assets and liabilities by investing in a well diversified portfolio to produce an optimal rate of return, taking into account the level of risk. Investment in the program has been well diversified, so that one investment's poor performance will not have a material impact on all asset groups.

The following table presents the changes in projected pension benefit obligations, changes in pension benefit plan assets, funded status of the pension plan, and net amount recognized in the consolidated statements of financial position as of December 31, 2019 and 2020, under the defined benefit pension plan:

	2019	2020
Changes in projected pension benefit obligations
Projected pension benefit obligations at beginning of year	20,121	22,061
Charged to profit or loss:
Service costs	259	260
Interest costs	1,599	1,544
Pension plan participants’ contributions	33	27
Actuarial losses recognized in OCI	1,514	2,741
Pension benefits paid	(1,465)	(1,530)
Additional welfare benefits	—	80
Benefits paid by employer	—	(80)
Projected pension benefit obligations at end of year	22,061	25,103

Changes in pension benefit plan assets
Fair value of pension plan assets at beginning of year	19,064	19,723
Interest income	1,524	1,383
Return on plan assets (excluding amount included in net interest expense)	398	(201)
Employer's contributions	233	205
Pension plan participants’ contributions	32	27
Pension benefits paid	(1,465)	(1,530)
Plan administration cost	(63)	(61)
Fair value of pension plan assets at end of year	19,723	19,546
Projected pension benefit obligations at end of year	2,338	5,557

As of December 31, 2019 and 2020, plan assets consist of:

	2019		2020
	Quoted in		Quoted in
	active market	Unquoted	active market	Unquoted
Cash and cash equivalents	521	—	426	—
Equity instruments:
Finance	1,735	—	2,340	—
Infrastructure, utilities and transportation	540	—	540	—
Trading, service and investment	395	—	336	—
Construction, property and real estate	210	—	303	—
Basic industry and chemical	135	—	290	—
Mining	159	—	229	—
Agriculture	70	—	62	—
Consumer goods	1,085	—	21	—
Miscellaneous industries	292	—	246	—
Equity-based mutual fund	1,027	—	678	—
Fixed income instruments:
Corporate bonds	—	6,077	—	6,208
Government bonds	6,493	—	6,821	—
Mutual funds	85	—	181	—
Non-public equity:
Direct placement	—	374	—	342
Property	—	186	—	185
Others	—	339	—	338
Total	12,747	6,976	12,473	7,073

Pension plan assets include Series B shares issued by the Company with fair values totalling Rp346 billion and Rp338 billion, representing 1.75% and 1.73% of total plan assets as of December 31, 2019 and 2020, respectively, and bonds issued by the Company with fair value totalling Rp341 billion and Rp352 billion, representing 1.73% and 1.80% of total plan assets as of December 31, 2019 and 2020, respectively.

The expected return is determined based on market expectation for returns over the entire life of the obligation by considering the portfolio mix of the plan assets. The actual return on plan assets was Rp1,858 billion and Rp1,121 billion for the years ended December 31, 2019 and 2020, respectively. Based on the Company’s policy issued on January 14, 2014 regarding Dapen’s Funding Policy, the Company will not contribute to Dapen when Dapen’s Funding Sufficiency Ratio ("FSR") is above 105%. Based on Dapen’s financial statement as of December 31, 2020, Dapen's FSR is below 105%. Therefore, the Company will contribute to the defined benefit pension plan in 2021.

In 2020, the Company provided employee welfare benefit to pensioners and pension beneficiaries who entered their retirement period before June 30, 2002 amounting to Rp80 billion.

The movement of the projected pension benefit obligations for the years ended December 31, 2019 and 2020 are as follow:

	2019	2020
Projected pension benefit obligations (prepaid pension benefit cost) at beginning of year	1,057	2,338
Net periodic pension benefit cost	398	562
Employer contribution	(233)	(205)
Actuarial losses recognized in OCI	1,514	2,741
Return on plan assets (excluding amount included in net interest expense)	(398)	201
Benefits paid by employer	—	(80)
Projected pension benefit obligations at end of year	2,338	5,557

The components of net periodic pension benefit cost for the years ended December 31, 2018, 2019 and 2020 are as follows:

	2018	2019	2020
Service costs	384	259	260
Plan administration cost	62	63	61
Net interest cost	102	76	161
Additional welfare benefits	—	—	80
Net periodic pension benefit cost	548	398	562
Amount charged to subsidiaries under contractual agreements	(37)	(36)	(17)
Net periodic pension benefit cost less cost charged to subsidiaries	511	362	545

Amounts recognized in OCI for the years ended December 31, 2018, 2019 and 2020 are as follows:

	2018	2019	2020
Actuarial (gain) losses recognized during the year due to:
Experience adjustments	329	(677)	356
Changes in financial assumptions	(3,020)	1,952	2,190
Changes in demographic assumptions	—	239	195
Return on plan assets (excluding amount included in net interest expense)	1,455	(398)	201
Net	(1,236)	1,116	2,942

The actuarial valuation for the defined benefit pension plan was performed based on the measurement date as of December 31, 2018, 2019 and 2020, with reports dated April 1, 2019, April 20, 2020 and April 8, 2021, respectively, by PT Towers Watson Purbajaga (“TWP”), an independent actuary in association with Willis Towers Watson (“WTW”) (formerly Towers Watson). The principal actuarial assumptions used by the independent actuary as of December 31, 2018, 2019 and 2020 are as follows:

	2018	2019	2020
Discount rate	8.25%	7.25%	6.50%
Rate of compensation increases	8.00%	8.00%	8.00%
Indonesian mortality table	2011	2011	2019

ii.    Additional pension benefit obligation

Based on the Company’s policy issued on June 7, 2017 regarding Pension Regulation by Dapen, the Company established additional benefit fund at maximum 10% of surplus of defined benefit plan, when FSR is above 105% and return on investment is above actuarial discount rate of pension fund.

Program assets for Additional Benefits have been set aside since 2018 according to the Oversight Board’s approval. As of December 31, 2020, the additional benefits liabilities have been fully paid to the pension beneficiaries and no additional obligation was set aside due to the requirement for recognition of the additional benefits as mentioned above have not been met.

b.    Unfunded pension plan

The Company sponsors unfunded defined benefit pension plans and a defined contribution pension plan for its employees.

The defined contribution pension plan is provided to employees with permanent status hired on or after July 1, 2002. The plan is managed by Financial Institutions Pension Fund (Dana Pensiun Lembaga Keuangan or “DPLK”). The Company’s contribution to DPLK is determined based on a certain percentage of the participants’ salaries and amounted to Rp55 billion and Rp41 billion for the years ended December 31, 2019 and 2020, respectively.

Since 2007, the Company has provided pension benefit based on uniformization for both participants prior to and from April 20, 1992 effective for employees retiring beginning February 1, 2009. In 2010, the Company replaced the uniformization with Manfaat Pensiun Sekaligus (“MPS”). MPS is given to those employees reaching retirement age, upon death or upon becoming disabled starting from February 1, 2009.

The Company also provides benefits to employees during a pre-retirement period in which they are inactive for 6 months prior to their normal retirement age of 56 years, known as pre-retirement benefits (Masa Persiapan Pensiun or “MPP”). During the pre-retirement period, the employees still receive benefits provided to active employees, which include, but are not limited to, regular salary, health care, annual leave, bonus and other benefits. Since April 1, 2012, the employee is required to file a request for MPP and if the employee does not file the request, such employee is required to work until the retirement date.

The following table presents the changes in the unfunded projected pension benefit obligations for MPS and MPP for the years ended December 31, 2019 and 2020:

	2019	2020
Unfunded projected pension benefit obligations at beginning of year	1,830	1,479
Charged to profit or loss:
Service costs	29	28
Net Interest costs	134	89
Actuarial (gain) losses recognized in OCI	94	(89)
Benefits paid by employer	(608)	(545)
Unfunded projected pension benefit obligations at end of year	1,479	962

The components of total periodic pension benefit cost for the years ended December 31, 2018, 2019 and 2020 are as follows:

	2018	2019	2020
Service costs	54	29	28
Net interest costs	144	134	89
Total periodic pension benefit cost	198	163	117

Amounts recognized in OCI for the years ended December 31, 2018, 2019, and 2020 are as follow:

	2018	2019	2020
Actuarial (gain) losses recognized during the year due to:
Experience adjusments	27	12	(32)
Changes in demographic assumptions	(21)	37	(99)
Changes in financial assumptions	(143)	45	42
Net	(137)	94	(89)

The actuarial valuation for the defined benefit pension plan was performed, based on the measurement date as of December 31, 2018, 2019 and 2020, with reports dated April 1, 2019, April 20, 2020 and April 8, 2021 respectively, by TWP, an independent actuary in association with WTW.

The principal actuarial assumptions used by the independent actuary for the years ended December 31, 2018, 2019 and 2020 are as follow:

	2018	2019	2020
Discount rate	8.00% - 8.25%	6.50% - 7.25%	5.25% - 6.50%
Rate of compensation increases	6.10% - 8.00%	6.10% - 8.00%	6.10% - 8.00%
Indonesian mortality table	2011	2011	2019

ii.    Telkomsel

Telkomsel provides a defined benefit pension plan to its employees. Under this plan, employees are entitled to pension benefits determined based on their latest basic salary or take-home pay (exclusive of functional allowances) and number of service years. The plan is managed by PT Asuransi Jiwasraya (“Jiwasraya”), a state-owned life insurance company, through an annuity insurance contract. Until 2004, employees contributed 5% of their monthly salaries to the plan , while Telkomsel contributed the remaining part required under the plan. Beginning in 2005, Telkomsel has been taking the responsibility for the full amount of the contributions.

In 2020, Jiwasraya's unfavorable financial condition negatively affected its ability to fulfill its obligation to Telkomsel. As a result, Jiwasraya and Telkomsel agreed to restructure Telkomsel's pension plan by terminating the existing plan and establishing a new plan with the amount of insured benefits of Rp799 billion as of December 31, 2020.

As a part of Jiwasraya's restructuring program, Indonesia Financial Group ("IFG") was established by the Government of Indonesia to take over Jiwasraya's plans with its customers. Once IFG is in operation, the new insured benefits mentioned above will be transferred to IFG by Jiwasraya and maintained in the form of a saving plan dedicated to fund Telkomsel's post-employment benefits.

Telkomsel’s contributions to Jiwasraya for the years ended December 31, 2019 and 2020 were Rp207 billion and Rp53 billion, respectively.

The following table presents the changes in projected pension benefit obligation, changes in pension benefit plan assets, funded status of the pension plan and net amount recognized in the consolidated statements of financial position for the years ended December 31, 2019 and 2020, under Telkomsel’s defined benefit pension plan:

	2019	2020
Changes in projected pension benefit obligations
Projected pension benefit obligation at beginning of year	2,734	3,738
Charged to profit or loss:
Service costs	187	245
Net interest costs	224	278
Actuarial losses recognized in OCI	614	1,585
Benefit paid	(21)	(50)
Final service costs	—	(1,145)
Projected pension benefit obligation at end of year	3,738	4,651
Changes in pension benefit plan assets
Fair value of pension plan assets at beginning of year	1,193	1,529
Interest income	97	104
Return on plan assets (excluding amount included in net interest expense)	53	31
Employer’s contributions	207	53
Benefit paid	(21)	(50)
Settlement loss	—	(868)
Fair value of pension plan assets at end of year	1,529	799
Pension benefit obligation at end of year	2,209	3,852

Movements of the pension benefit obligation during the years ended December 31, 2019 and 2020:

	2019	2020
Pension benefit obligation at beginning of year	1,541	2,209
Periodic pension benefit cost	314	142
Actuarial losses recognized in OCI	614	1,585
Return on plan assets (excluding amount included in net interest expense)	(53)	(31)
Employer’s contributions	(207)	(53)
Pension benefit obligation at end of year	2,209	3,852

The components of the periodic pension benefit cost for the years ended December 31, 2018, 2019 and 2020 are as follow:

	2018	2019	2020
Service costs	213	187	(33)
Net interest costs	129	127	175
Total periodic pension benefit cost	342	314	142

Amounts recognized in OCI for the years ended December 31, 2018, 2019, and 2020 are as follow:

	2018	2019	2020
Actuarial (gain) losses recognized during the year due to:
Experience adjustments	192	115	190
Changes in financial assumptions	(774)	499	1,082
Changes in demographic assumptions	—	—	313
Return on plan assets (excluding amount included in net interest expense)	68	(53)	(31)
Net	(514)	561	1,554

The actuarial valuation for the defined benefit pension plan was performed based on the measurement date as of December 31, 2018, 2019 and 2020, with reports dated February 14, 2019, February 28, 2020 and March 3, 2021 respectively, by TWP, an independent actuary in association with WTW. The principal actuarial assumptions used by the independent actuary as of December 31, 2018, 2019 and 2020, are as follows:

	2018	2019	2020
Discount rate	8.25%	7.50%	6.50%
Rate of compensation increases	8.00%	8.00%	8.00%
Indonesian mortality table	2011	2011	2019

b.   Post-employment health care benefit cost

The Company provides post-employment health care benefits to all of its employees hired before November 1, 1995 who have worked for the Company for 20 years or more when they retire, and to their eligible dependents. The requirement to work for 20 years does not apply to employees who retired prior to June 3, 1995. The employees hired by the Company starting from November 1, 1995 are no longer entitled to this plan. The plan is managed by Yayasan Kesehatan Telkom (“Yakes Telkom”).

The defined contribution post-employment health care benefit plan is provided to employees with permanent status hired on or after November 1, 1995 or employees with terms of service less than 20 years at the time of retirement. The Company did not make contributions to Yakes Telkom for the years ended December 31, 2019 and 2020.

The following table presents the changes in projected post-employment health care benefit obligation, changes in post-employment health care benefit plan assets, funded status of the post-employment health care benefit plan and net amount recognized in the Company’s consolidated statements of financial position as of December 31, 2019 and 2020:

	2019	2020
Changes in projected post-employment health care benefit obligation
Projected post-employment health care benefit obligation at beginning of year	12,423	13,823
Charged to profit or loss:
Interest costs	1,062	1,083
Actuarial losses recognized in OCI	905	96
Post-employment health care benefits paid	(567)	(559)
Projected post-employment health care benefit obligation at end of year	13,823	14,443
Changes in post-employment health care benefit plan assets
Fair value of plan assets at beginning of year	12,228	12,827
Interest income	1,045	1,004
Return on plan assets (excluding amount included in net interest expense)	271	(62)
Post-employment health care benefits paid	(567)	(559)
Plan administration cost	(150)	(174)
Fair value of plan assets at end of year	12,827	13,036
Projected for post-employment health care benefit obligation-net	996	1,407

As of December 31, 2019 and 2020, plan assets consist of:

	2019		2020
	Quoted in		Quoted in
	active market	Unquoted	active market	Unquoted
Cash and cash equivalents	563	—	745	—
Equity instruments:
Finance industries	954	—	1,191	—
Manufacturing and consumer	706	—	799	—
Infrastructure and telecommunication	317	—	344	—
Construction	181	—	219	—
Wholesale	159	—	218	—
Mining	117	—	199	—
Other Industries:
Services	75	—	99	—
Biotechnology and pharma industry	96	—	96	—
Agriculture	49	—	45	—
Others	3	—	1	—
Equity-based mutual funds	1,202	—	519	—
Fixed income instruments:
Fixed income mutual funds	8,071	—	8,239	—
Unlisted shares:
Private placement	—	334	—	322
Total	12,493	334	12,714	322

Yakes Telkom plan assets also include Series B shares issued by the Company with fair value totalling Rp222 billion and Rp246 billion, representing 1.73% and 1.88% of total plan assets as of December 31, 2019 and 2020, respectively.

The expected return is determined based on market expectation for the returns over the entire life of the obligation by considering the portfolio mix of the plan assets. The actual return on plan assets was Rp1,166 billion and Rp768 billion for the years ended December 31, 2019 and 2020, respectively.

The movements of the projected post-employment health care benefit obligation for the years ended December 31, 2019 and 2020 are as follow:

	2019	2020
Projected post-employment health care benefit obligation at beginning of year	195	996
Net periodic post-employment health care benefit costs	167	253
Actuarial losses recognized in OCI	905	96
Return on plan assets (excluding amount included in net interest expense)	(271)	62
Projected post-employment health care benefit obligation at end of year	996	1,407

The components of net periodic post-employment health care benefit cost for the years ended December 31, 2018, 2019, and 2020 are as follow:

	2018	2019	2020
Plan administration costs	160	150	174
Net interest costs	175	17	79
Net periodic post-employment health care benefit cost	335	167	253

Amounts recognized in OCI for the years ended December 31, 2018, 2019 and 2020 are as follow:

	2018	2019	2020
Actuarial (gain) losses recognized during the year due to:
Experience adjustments	(1,100)	810	(1,680)
Changes in financial assumptions	(2,541)	1,190	1,800
Changes in demographic assumptions	—	(1,095)	(24)
Return on plan assets (excluding amount included in net interest expense)	1,082	(271)	62
Net	(2,559)	634	158

The actuarial valuation for the post-employment health care benefits plan was performed based on the measurement date as of December 31, 2018, 2019 and 2020, with reports dated April 1, 2019, April 20, 2020 and April 8, 2021 respectively, by TWP, an independent actuary in association with WTW. The principal actuarial assumptions used by the independent actuary as of December 31, 2018, 2019 and 2020 are as follow:

	2018	2019	2020
Discount rate	8.75%	8.00%	6.75%
Health care costs trend rate assumed for next year	7.00%	7.00%	7.00%
Ultimate health care costs trend rate	7.00%	7.00%	7.00%
Year that the rate reaches the ultimate trend rate	2018	2019	2020
Indonesian mortality table	2011	2011	2019

c.   Other post-employment benefits cost

The Company provides other post-employment benefits in the form of cash paid to employees on their retirement or termination. These benefits consist of final housing allowance (Biaya Fasilitas Perumahan Terakhir or “BFPT”) and home passage leave (Biaya Perjalanan Pensiun dan Purnabhakti or “BPP") and death allowance (Meninggal Dunia or "MD" allowance) is given to employees who have passed away with an amount of 12 times from the last salary.

The movements of the unfunded projected other post-employment benefit obligations for the years ended December 31, 2019 and 2020 are as follow:

	2019	2020
Projected other post-employment benefit obligations at beginning of year	419	366
Charged to profit or loss:
Service costs	4	4
Net interest costs	29	19
Past service costs	—	58
Actuarial losses recognized in OCI	15	15
Benefits paid by employer	(101)	(95)
Projected other post-employment benefits obligations at end of year	366	367

The components of the projected other post-employment benefit cost for the years ended December 31, 2018, 2019 and 2020 are as follow:

	2018	2019	2020
Current service costs	6	4	4
Net interest costs	26	29	19
Past service costs	—	—	58
Projected other post-employment benefit cost	32	33	81

Amounts recognized in OCI for the years ended December 31, 2018, 2019, and 2020 are as follow:

	2018	2019	2020
Actuarial (gain) losses recognized during the year due to:
Experience adjusments	40	(25)	(18)
Changes in demographic assumptions	(34)	20	16
Changes in financial assumptions	(30)	20	17
Total	(24)	15	15

The actuarial valuation for the other post-employment benefits plan was performed based on measurement date as of December 31, 2018, 2019 and 2020, with reports dated April 1, 2019, April 20, 2020 and April 8, 2021, respectively, by TWP, an independent actuary in association with WTW. The principal actuarial assumptions used by the independent actuary as of December 31, 2018, 2019 and 2020, are as follow:

	2018	2019	2020
Discount rate	8.00%	6.25%	5.00%
Indonesian mortality table	2011	2011	2019

d.   Long service employee benefit

The Company provides long service employee benefits to employee hired before July 1, 2002 and have a service period of more than 30 years and retired after September 19, 2019. Total obligation recognized as of December 31, 2020 and for the year ended amounted to Rp53 billion, respectively.

e.   Obligation under the Labor Law

Under Law No. 13 Year 2003, the Group is required to provide minimum pension benefits, if not covered yet by the sponsored pension plans, to its employees upon retirement. Total obligation recognized as of December 31, 2019 and 2020 amounted to Rp690 billion and Rp777 billion, respectively. The related employee benefits cost charged to expense amounted to Rp113 billion, Rp136 billion and Rp258 billion for the years ended December 31, 2018, 2019 and 2020, respectively (Note 26). The actuarial (gain) losses recognized in OCI amounted to Rp(14) billion, Rp107 billion and Rp(125) billion for the years ended December 31, 2018, 2019 and 2020, respectively.

f.   Maturity Profile of Defined Benefit Obligation (“DBO”)

The timing of benefits payments and weighted average duration of DBO for 2019 and 2020 are as follow:

	Expected Benefits Payment
	The Company
	Funded				Post-employment	Other post-
	Defined pension	Additional pension			health care	employment
Time Period	benefit obligation	benefit obligation	Unfunded	Telkomsel	benefits	benefits
December 31, 2019
Within next 10 years	18,392	—	1,587	3,486	6,064	418
Within 10-20 years	21,855	—	125	9,420	8,001	68
Within 20-30 years	20,154	—	52	7,150	7,501	38
Within 30-40 years	15,351	—	18	1,267	4,123	3
Within 40-50 years	4,265	—	—	—	958	—
Within 50-60 years	468	—	—	—	42	—
Within 60-70 years	32	—	—	—	0	—
Within 70-80 years	0	—	—	—	—	—
Weighted average duration of DBO	10.16 years	10.16 years	4.69 years	10.44 years	13.34 years	3.65 years

December 31, 2020
Within next 10 years	18,913	—	1,061	3,795	5,649	417
Within 10-20 years	21,775	—	94	10,620	6,778	102
Within 20-30 years	19,869	—	77	8,203	5,575	78
Within 30-40 years	14,599	—	20	1,035	2,479	4
Within 40-50 years	3,278	—	—	—	398	—
Within 50-60 years	378	—	—	—	6	—
Within 60-70 years	23	—	—	—	—	—
Within 70-80 years	—	—	—	—	—	—
Weighted average duration of DBO	10.48 years	10.48 years	5.76 years	11.00 years	15.14 years	7.21 years

g.    Sensitivity Analysis

As of December 31, 2019, and 2020, 1%  change in discount rate and rate of compensation would have effect on DBO, as follow:

	Discount Rate		Rate of Compensation
	1% Increase	1% Decrease	1% Increase	1% Decrease
	Increase (decrease) in amounts		Increase (decrease) in amounts
Sensitivity
December 31, 2019
Funded:
Defined pension benefit obligation	(1,952)	2,416	257	(275)
Unfunded	(40)	33	34	(43)
Telkomsel	(686)	777	390	(366)
Post-employment health care benefits	(1,551)	1,888	2,030	(1,689)
Other post-employment benefits	(12)	13	—	—

December 31, 2020
Funded:
Defined pension benefit obligation	(2,305)	2,754	1,733	(1,547)
Unfunded	(36)	28	30	(39)
Telkomsel	(471)	507	494	(463)
Post-employment health care benefits	(1,807)	2,339	2,248	(1,844)
Other post-employment benefits	(15)	17	—	—

The sensitivity analysis has been determined based on a method that extrapolates the impact on DBO as a result of reasonable changes in key assumptions occurring at the end of the reporting period.

The sensitivity results above determine the individual impact on the Plan’s DBO at the end of the year. In reality, the Plan is subject to multiple external experience items which may move the DBO in similar or opposite directions, and the Plan’s sensitivity to such changes can vary over time.

There are no changes in the methods and assumptions used in preparing the sensitivity analysis from the previous period.